Institutional Shares Prospectus | GuideMark® Large Cap Core Fund
GuideMark® Large Cap Core Fund
GPS FUNDS I

GuideMark® Large Cap Core Fund (Ticker: GILGX)

Supplement dated February 10, 2016

to the Prospectus for Institutional Shares dated July 31, 2015,

as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

1) Summary Section – GuideMark® Large Cap Core Fund – Institutional Shares

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Institutional Shares Prospectus - GuideMark® Large Cap Core Fund	Label	Average Annual Returns, One Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Shares	Return Before Taxes	1.09%		8.95%		Apr. 29, 2011
After Taxes on Distributions | Institutional Shares	Return After Taxes on Distributions	0.29%		8.68%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.29%		7.06%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	[1]	11.20%	[1]	Apr. 29, 2011	[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%		12.32%		Apr. 29, 2011
[1]	Effective October 9, 2015, consistent with changes in the Fund's principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund's primary benchmark.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.